Vanguard® High Dividend Yield Index Fund
Schedule of Investments (unaudited)
As of January 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Basic Materials (2.3%)
	Air Products and Chemicals Inc.	988,620	252,800
	Newmont Corp.	5,141,210	177,423
	Fastenal Co.	2,544,371	173,602
	Dow Inc.	3,154,729	169,094
	LyondellBasell Industries NV Class A	1,153,102	108,530
	International Flavors & Fragrances Inc.	1,137,149	91,745
	Reliance Steel & Aluminum Co.	257,050	73,367
	CF Industries Holdings Inc.	857,157	64,724
	Celanese Corp. Class A	439,976	64,364
	International Paper Co.	1,541,930	55,247
	Eastman Chemical Co.	527,912	44,107
	Southern Copper Corp.	379,686	31,172
	Chemours Co.	661,697	19,963
	Huntsman Corp.	752,797	18,474
	Cabot Corp.	244,591	17,635
	Avient Corp.	399,267	14,458
	Carpenter Technology Corp.	216,028	13,305
	Sensient Technologies Corp.	185,868	11,529
	Scotts Miracle-Gro Co.	183,782	10,340
	Tronox Holdings plc	517,802	7,141
	Kaiser Aluminum Corp.	70,408	4,570
*	Worthington Steel Inc.	136,517	4,089
	Mativ Holdings Inc.	242,015	2,911
			1,430,590
Consumer Discretionary (9.0%)
	Home Depot Inc.	4,458,752	1,573,761
	Walmart Inc.	6,362,998	1,051,485
	McDonald's Corp.	3,251,193	951,689
	Starbucks Corp.	5,029,669	467,910
	Target Corp.	2,050,483	285,181
	Ford Motor Co.	17,490,646	204,990
	Genuine Parts Co.	624,699	87,602
	Darden Restaurants Inc.	537,597	87,403
	Garmin Ltd.	684,287	81,765
	Omnicom Group Inc.	878,660	79,413
	Best Buy Co. Inc.	867,608	62,893
	Interpublic Group of Cos. Inc.	1,716,601	56,631
	Williams-Sonoma Inc.	283,744	54,873
	Tapestry Inc.	1,019,769	39,557
	Vail Resorts Inc.	168,208	37,342
	Autoliv Inc.	333,861	35,763

		Shares	Market Value ($000)
	H&R Block Inc.	648,958	30,397
	Paramount Global Class B	1,972,237	28,775
	Hasbro Inc.	581,705	28,474
	Whirlpool Corp.	238,152	26,082
	VF Corp.	1,556,264	25,616
	Ralph Lauren Corp. Class A	177,774	25,541
	Macy's Inc.	1,204,386	22,028
	Polaris Inc.	239,957	21,587
	Advance Auto Parts Inc.	264,292	17,668
	MDC Holdings Inc.	264,770	16,569
	Gap Inc.	865,158	16,170
	Kontoor Brands Inc.	248,158	14,547
	Wendy's Co.	759,933	14,500
	Newell Brands Inc.	1,693,202	14,087
	Steven Madden Ltd.	332,413	13,921
	TEGNA Inc.	891,507	13,899
	Leggett & Platt Inc.	589,692	13,687
[1]	Sirius XM Holdings Inc.	2,623,206	13,352
	Penske Automotive Group Inc.	87,067	12,918
	Travel + Leisure Co.	313,606	12,676
	Kohl's Corp.	491,928	12,672
	International Game Technology plc	479,521	12,448
	LCI Industries	109,124	12,143
	Carter's Inc.	160,028	12,105
	Bloomin' Brands Inc.	386,655	10,293
	Strategic Education Inc.	99,921	9,399
	Nordstrom Inc.	507,924	9,219
	MillerKnoll Inc.	325,845	8,664
	HNI Corp.	203,372	8,281
	Upbound Group Inc.	242,545	8,053
	Dana Inc.	575,628	7,806
	Worthington Enterprises Inc.	136,457	7,784
	Cracker Barrel Old Country Store Inc.	97,427	7,536
	Cheesecake Factory Inc.	214,111	7,359
	Jack in the Box Inc.	89,494	6,978
	La-Z-Boy Inc.	191,636	6,671
	Oxford Industries Inc.	66,114	6,276
	John Wiley & Sons Inc. Class A	160,895	5,445
	Steelcase Inc. Class A	408,900	5,185
	Dine Brands Global Inc.	68,320	3,187
	Wolverine World Wide Inc.	344,470	2,880
	Guess? Inc.	124,187	2,774
	Sinclair Inc.	146,500	2,300
*	Liberty Media Corp.-Liberty SiriusXM Class A	29,476	896
			5,717,106
Consumer Staples (12.2%)
	Procter & Gamble Co.	10,494,960	1,649,178
	PepsiCo Inc.	6,141,608	1,035,045
	Coca-Cola Co.	17,362,399	1,032,889
	Philip Morris International Inc.	6,918,416	628,538
	Mondelez International Inc. Class A	6,062,055	456,291
	CVS Health Corp.	5,708,467	424,539
	Altria Group Inc.	7,963,426	319,493
	Colgate-Palmolive Co.	3,658,369	308,035
	Sysco Corp.	2,261,743	183,043
	Kimberly-Clark Corp.	1,501,668	181,657
	General Mills Inc.	2,591,145	168,191
	Kroger Co.	2,907,984	134,174

	Shares	Market Value ($000)
Kraft Heinz Co.	3,580,470	132,943
Archer-Daniels-Midland Co.	2,379,408	132,247
Hershey Co.	668,100	129,304
Walgreens Boots Alliance Inc.	3,190,592	72,012
Tyson Foods Inc. Class A	1,237,342	67,757
Clorox Co.	447,747	65,035
Kellanova	1,157,101	63,363
Coca-Cola Europacific Partners plc	899,599	61,982
Conagra Brands Inc.	2,118,375	61,751
J M Smucker Co.	457,250	60,151
Bunge Global SA	644,271	56,754
Molson Coors Beverage Co. Class B	778,180	48,084
Albertsons Cos. Inc. Class A	1,854,478	39,352
Hormel Foods Corp.	1,288,907	39,144
Campbell Soup Co.	851,579	38,006
Ingredion Inc.	293,616	31,584
Flowers Foods Inc.	836,463	19,071
Spectrum Brands Holdings Inc.	155,474	12,223
Cal-Maine Foods Inc.	181,248	10,045
Energizer Holdings Inc.	316,274	10,001
Vector Group Ltd.	642,881	6,731
Reynolds Consumer Products Inc.	241,650	6,566
Universal Corp.	106,724	6,185
Weis Markets Inc.	73,177	4,445
Nu Skin Enterprises Inc. Class A	219,366	4,071
WK Kellogg Co.	289,335	3,758
B&G Foods Inc.	314,880	3,168
Medifast Inc.	47,148	2,577
		7,709,383
Energy (9.8%)
Exxon Mobil Corp.	18,046,616	1,855,373
Chevron Corp.	7,458,490	1,099,605
ConocoPhillips	5,341,353	597,537
Schlumberger NV	6,350,792	309,284
EOG Resources Inc.	2,619,914	298,120
Phillips 66	1,984,008	286,312
Marathon Petroleum Corp.	1,691,488	280,110
Valero Energy Corp.	1,512,970	210,152
Williams Cos. Inc.	5,427,461	188,116
ONEOK Inc.	2,592,800	176,959
Kinder Morgan Inc.	8,741,729	147,910
Baker Hughes Co. Class A	4,514,543	128,664
Diamondback Energy Inc.	795,173	122,250
Targa Resources Corp.	985,235	83,706
Coterra Energy Inc.	3,327,542	82,789
Chesapeake Energy Corp.	557,583	42,995
APA Corp.	1,364,694	42,756
HF Sinclair Corp.	644,328	36,398
Chord Energy Corp.	184,830	28,419
Murphy Oil Corp.	656,326	25,400
DT Midstream Inc.	431,956	23,192
Civitas Resources Inc.	357,079	23,142
Equitrans Midstream Corp.	1,928,823	19,655
Antero Midstream Corp.	1,509,227	18,473
Helmerich & Payne Inc.	430,036	17,313
Arch Resources Inc.	79,448	14,059
Northern Oil & Gas Inc.	388,714	13,022
Archrock Inc.	612,795	10,013

	Shares	Market Value ($000)
New Fortress Energy Inc.	288,267	9,579
Delek US Holdings Inc.	284,083	7,679
CVR Energy Inc.	131,197	4,425
		6,203,407
Financials (21.5%)
JPMorgan Chase & Co.	12,868,462	2,243,745
Bank of America Corp.	30,711,125	1,044,485
Wells Fargo & Co.	16,361,327	821,011
Goldman Sachs Group Inc.	1,421,569	545,897
BlackRock Inc.	662,677	513,117
Citigroup Inc.	8,522,709	478,721
Morgan Stanley	5,359,805	467,589
Progressive Corp.	2,605,192	464,375
Chubb Ltd.	1,810,009	443,452
Blackstone Inc.	3,176,530	395,319
CME Group Inc.	1,600,363	329,419
US Bancorp	6,943,816	288,446
PNC Financial Services Group Inc.	1,775,339	268,449
Apollo Global Management Inc.	2,324,826	233,413
Aflac Inc.	2,629,381	221,762
American International Group Inc.	3,172,699	220,534
Truist Financial Corp.	5,912,220	219,107
Travelers Cos. Inc.	1,015,957	214,733
MetLife Inc.	2,823,029	195,692
Bank of New York Mellon Corp.	3,431,841	190,330
Allstate Corp.	1,168,789	181,454
Ameriprise Financial Inc.	457,259	176,882
Prudential Financial Inc.	1,618,199	169,798
Discover Financial Services	1,111,767	117,314
Hartford Financial Services Group Inc.	1,315,731	114,416
T. Rowe Price Group Inc.	982,996	106,606
Fifth Third Bancorp	3,025,545	103,595
M&T Bank Corp.	737,215	101,809
State Street Corp.	1,373,096	101,431
Ares Management Corp. Class A	727,256	88,347
Principal Financial Group Inc.	1,076,656	85,163
Huntington Bancshares Inc.	6,416,030	81,676
Regions Financial Corp.	4,167,904	77,815
Cincinnati Financial Corp.	683,718	75,756
Everest Group Ltd.	190,815	73,458
Northern Trust Corp.	912,357	72,660
Citizens Financial Group Inc.	2,071,374	67,734
KeyCorp	4,153,805	60,355
Fidelity National Financial Inc.	1,155,104	57,790
Reinsurance Group of America Inc.	296,027	51,476
Equitable Holdings Inc.	1,539,630	50,331
East West Bancorp Inc.	625,197	45,521
Credicorp Ltd.	303,294	45,018
Ally Financial Inc.	1,204,588	44,184
Unum Group	874,843	42,290
Assurant Inc.	235,458	39,545
American Financial Group Inc.	323,918	39,000
Webster Financial Corp.	761,064	37,657
Carlyle Group Inc.	939,128	37,584
First Horizon Corp.	2,474,714	35,240
Franklin Resources Inc.	1,267,181	33,745
Jefferies Financial Group Inc.	806,265	32,863
Old Republic International Corp.	1,162,600	32,599

	Shares	Market Value ($000)
Comerica Inc.	585,771	30,800
Cullen/Frost Bankers Inc.	263,478	27,960
SouthState Corp.	336,250	27,942
Zions Bancorp NA	647,663	27,137
Houlihan Lokey Inc. Class A	225,218	26,977
First American Financial Corp.	446,076	26,921
Evercore Inc. Class A	156,559	26,886
Popular Inc.	313,238	26,766
Invesco Ltd.	1,616,702	25,592
Prosperity Bancshares Inc.	387,734	24,780
Corebridge Financial Inc.	1,018,263	24,611
RLI Corp.	179,011	24,412
MGIC Investment Corp.	1,225,880	24,321
Synovus Financial Corp.	643,688	24,241
OneMain Holdings Inc.	499,325	23,768
Cadence Bank	804,745	21,422
Bank OZK	474,170	21,390
Old National Bancorp	1,293,958	21,311
FNB Corp.	1,591,689	20,978
Hanover Insurance Group Inc.	157,988	20,856
United Bankshares Inc.	577,915	20,718
Lincoln National Corp.	752,308	20,651
Axis Capital Holdings Ltd.	346,017	20,595
New York Community Bancorp Inc.	3,170,310	20,512
Assured Guaranty Ltd.	249,956	20,279
Radian Group Inc.	694,933	20,139
SLM Corp.	1,001,071	19,901
Home BancShares Inc.	842,553	19,749
FirstCash Holdings Inc.	166,395	19,097
Glacier Bancorp Inc.	492,569	19,043
Lazard Inc. Class A	487,095	18,987
Columbia Banking System Inc.	925,489	18,658
Valley National Bancorp	1,906,458	18,340
Jackson Financial Inc. Class A	365,809	18,316
Hancock Whitney Corp.	383,264	17,289
Janus Henderson Group plc	595,827	17,136
Moelis & Co. Class A	294,995	16,216
Kemper Corp.	267,918	16,075
Associated Banc-Corp	668,525	14,046
United Community Banks Inc.	510,520	13,958
Walker & Dunlop Inc.	140,491	13,570
CNO Financial Group Inc.	494,584	13,443
Piper Sandler Cos.	76,639	13,296
First Bancorp	759,608	12,670
Cathay General Bancorp	307,050	12,641
First Hawaiian Inc.	566,184	12,281
Artisan Partners Asset Management Inc. Class A	271,298	11,367
Atlantic Union Bankshares Corp.	331,486	11,324
Fulton Financial Corp.	709,805	11,066
Bank of Hawaii Corp.	173,157	10,949
Independent Bank Corp.	195,106	10,943
Community Bank System Inc.	235,200	10,765
Pacific Premier Bancorp Inc.	419,012	10,630
BOK Financial Corp.	126,096	10,572
Simmons First National Corp. Class A	548,238	10,422
First Interstate BancSystem Inc. Class A	364,617	10,034
CVB Financial Corp.	587,594	9,854
Eastern Bankshares Inc.	682,869	9,533

	Shares	Market Value ($000)
First Financial Bancorp	417,754	9,366
BankUnited Inc.	327,803	9,264
First Merchants Corp.	261,086	8,827
Towne Bank	310,691	8,734
BancFirst Corp.	97,193	8,603
Park National Corp.	63,436	8,290
WaFd Inc.	284,660	8,267
Cohen & Steers Inc.	115,043	8,101
Independent Bank Group Inc.	160,132	7,742
Renasant Corp.	243,762	7,710
WesBanco Inc.	254,830	7,477
Virtus Investment Partners Inc.	30,728	7,255
Trustmark Corp.	268,720	7,253
NBT Bancorp Inc.	203,199	7,228
Banner Corp.	151,176	7,042
Northwest Bancshares Inc.	562,725	6,961
City Holding Co.	65,667	6,712
Horace Mann Educators Corp.	181,537	6,686
Heartland Financial USA Inc.	186,702	6,622
Virtu Financial Inc. Class A	391,908	6,580
Navient Corp.	379,810	6,540
Bank of NT Butterfield & Son Ltd.	214,331	6,501
First Commonwealth Financial Corp.	454,857	6,373
Stock Yards Bancorp Inc.	119,525	5,943
Hope Bancorp Inc.	509,427	5,644
S&T Bancorp Inc.	168,449	5,616
Westamerica Bancorp	114,027	5,441
Provident Financial Services Inc.	324,267	5,367
CNA Financial Corp.	116,039	5,114
Employers Holdings Inc.	113,234	4,724
Mercury General Corp.	117,849	4,720
Sandy Spring Bancorp Inc.	193,586	4,720
Berkshire Hills Bancorp Inc.	191,951	4,607
Brookline Bancorp Inc.	384,208	4,157
WisdomTree Inc.	607,178	4,111
1st Source Corp.	73,324	3,833
F&G Annuities & Life Inc.	82,843	3,715
Capitol Federal Financial Inc.	567,543	3,598
TFS Financial Corp.	223,052	2,971
Republic Bancorp Inc. Class A	37,239	1,906
		13,605,165
Health Care (12.0%)
Johnson & Johnson	10,744,013	1,707,224
Merck & Co. Inc.	11,323,812	1,367,690
AbbVie Inc.	7,866,826	1,293,306
Amgen Inc.	2,381,438	748,391
Pfizer Inc.	25,182,059	681,930
Medtronic plc	5,921,655	518,382
Bristol-Myers Squibb Co.	9,073,842	443,439
Gilead Sciences Inc.	5,572,020	436,066
Cardinal Health Inc.	1,098,593	119,955
Baxter International Inc.	2,251,493	87,110
Viatris Inc.	5,334,544	62,787
Royalty Pharma plc Class A	1,655,643	47,004
Perrigo Co. plc	600,522	19,265
Organon & Co.	1,137,153	18,934
Premier Inc. Class A	527,895	11,413

		Shares	Market Value ($000)
	Patterson Cos. Inc.	379,008	11,317
			7,574,213
Industrials (12.0%)
	Caterpillar Inc.	2,274,635	683,096
	Union Pacific Corp.	2,717,352	662,844
	Honeywell International Inc.	2,968,156	600,339
	RTX Corp.	6,408,909	583,980
	United Parcel Service Inc. Class B	3,228,486	458,122
	Automatic Data Processing Inc.	1,843,672	453,138
	Eaton Corp. plc	1,775,256	436,855
	Lockheed Martin Corp.	987,630	424,098
	Illinois Tool Works Inc.	1,334,400	348,145
	General Dynamics Corp.	1,091,084	289,126
	Emerson Electric Co.	2,544,086	233,369
	3M Co.	2,451,233	231,274
	PACCAR Inc.	2,284,731	229,364
	L3Harris Technologies Inc.	843,099	175,719
	Paychex Inc.	1,435,959	174,799
	Fidelity National Information Services Inc.	2,638,290	164,260
	Johnson Controls International plc	3,031,243	159,716
	Cummins Inc.	631,890	151,211
	DuPont de Nemours Inc.	2,046,226	126,457
	Hubbell Inc. Class B	238,533	80,044
	Synchrony Financial	1,836,787	71,396
	Snap-on Inc.	231,778	67,199
	Packaging Corp. of America	393,896	65,339
	Stanley Black & Decker Inc.	681,779	63,610
	RPM International Inc.	566,222	60,393
	Watsco Inc.	147,782	57,780
	Westrock Co.	1,130,940	45,532
	Huntington Ingalls Industries Inc.	174,479	45,176
	nVent Electric plc	732,337	43,969
	CH Robinson Worldwide Inc.	511,815	43,038
	Oshkosh Corp.	290,181	31,949
	Crane Co.	213,558	26,505
	Sonoco Products Co.	435,127	24,759
	Flowserve Corp.	582,234	23,249
	Ryder System Inc.	194,678	22,109
	MSC Industrial Direct Co. Inc. Class A	208,930	20,617
	Western Union Co.	1,620,976	20,376
	GATX Corp.	156,794	19,231
	MDU Resources Group Inc.	899,479	17,549
	Otter Tail Corp.	182,327	16,486
*	Knife River Corp.	249,861	16,363
	ManpowerGroup Inc.	218,904	16,229
	McGrath RentCorp	109,006	13,697
	Crane NXT Co.	213,949	12,469
	ABM Industries Inc.	292,513	11,932
	Kennametal Inc.	355,255	8,711
	Tennant Co.	81,700	7,722
	H&E Equipment Services Inc.	142,227	7,650
	Greif Inc. Class A	107,534	6,733
	SFL Corp. Ltd.	506,638	6,166
	Greenbrier Cos. Inc.	134,755	6,126
	ADT Inc.	935,490	6,109
	Golden Ocean Group Ltd.	545,660	5,768
	Apogee Enterprises Inc.	97,921	5,171
	Star Bulk Carriers Corp.	220,640	4,797

	Shares	Market Value ($000)
Ardagh Metal Packaging SA	644,643	2,379
TTEC Holdings Inc.	84,732	1,727
		7,591,967
Real Estate (0.0%)
Kennedy-Wilson Holdings Inc.	528,892	5,527
Technology (8.9%)
Broadcom Inc.	1,921,943	2,267,893
Intel Corp.	18,811,535	810,401
QUALCOMM Inc.	4,973,414	738,602
International Business Machines Corp.	3,730,633	685,168
Texas Instruments Inc.	4,046,672	647,953
HP Inc.	3,850,798	110,556
Corning Inc.	3,390,020	110,142
NetApp Inc.	938,613	81,847
Seagate Technology Holdings plc	929,583	79,647
Gen Digital Inc.	2,466,584	57,915
Hewlett Packard Enterprise Co.	3,006,331	45,967
Avnet Inc.	404,496	18,324
Xerox Holdings Corp.	516,494	9,534
		5,663,949
Telecommunications (5.0%)
Cisco Systems Inc.	18,072,153	906,861
Comcast Corp. Class A	17,797,777	828,308
Verizon Communications Inc.	18,761,247	794,539
AT&T Inc.	31,917,482	564,620
Juniper Networks Inc.	1,420,295	52,494
Cogent Communications Holdings Inc.	193,280	14,921
Telephone & Data Systems Inc.	435,637	8,369
		3,170,112
Utilities (6.8%)
NextEra Energy Inc.	9,024,680	529,117
Southern Co.	4,857,365	337,684
Waste Management Inc.	1,812,701	336,492
Duke Energy Corp.	3,436,159	329,287
Sempra	2,808,276	200,960
American Electric Power Co. Inc.	2,296,079	179,416
Dominion Energy Inc.	3,725,936	170,350
Exelon Corp.	4,430,611	154,230
Xcel Energy Inc.	2,455,837	147,031
Consolidated Edison Inc.	1,546,579	140,584
Public Service Enterprise Group Inc.	2,216,288	128,523
Edison International	1,683,602	113,609
WEC Energy Group Inc.	1,406,525	113,591
DTE Energy Co.	917,613	96,735
Entergy Corp.	942,748	94,049
FirstEnergy Corp.	2,425,594	88,971
PPL Corp.	3,287,538	86,133
Eversource Energy	1,553,785	84,246
Ameren Corp.	1,166,358	81,143
CenterPoint Energy Inc.	2,810,837	78,535
Atmos Energy Corp.	659,635	75,159
CMS Energy Corp.	1,295,288	74,039
Vistra Corp.	1,617,638	66,372
Alliant Energy Corp.	1,118,938	54,447
NRG Energy Inc.	1,013,602	53,761
Evergy Inc.	991,639	50,345

			Shares	Market Value ($000)
		AES Corp.	2,974,310	49,611
		NiSource Inc.	1,840,854	47,807
		Essential Utilities Inc.	1,080,889	38,761
		Pinnacle West Capital Corp.	504,136	34,735
		OGE Energy Corp.	890,016	29,584
		IDACORP Inc.	224,790	20,811
		UGI Corp.	930,054	20,591
		National Fuel Gas Co.	395,417	18,648
		Portland General Electric Co.	448,988	18,377
		New Jersey Resources Corp.	429,275	17,527
		Southwest Gas Holdings Inc.	272,831	16,010
		Black Hills Corp.	298,013	15,425
		ALLETE Inc.	255,266	15,089
		ONE Gas Inc.	243,767	14,960
		PNM Resources Inc.	378,627	13,718
		Northwestern Energy Group Inc.	272,232	13,100
		Spire Inc.	227,646	12,923
		Avista Corp.	338,665	11,518
		MGE Energy Inc.	160,852	10,373
		Avangrid Inc.	316,192	9,606
		Clearway Energy Inc. Class C	372,297	9,024
		SJW Group	140,974	8,394
		Northwest Natural Holding Co.	158,605	5,846
		Atlantica Sustainable Infrastructure plc	298,936	5,734
		Clearway Energy Inc. Class A	146,026	3,280
				4,326,261
Total Common Stocks (Cost $51,880,213)				62,997,680
		Coupon
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund (Cost $177,743)	5.410%	1,777,730	177,755
Total Investments (99.8%) (Cost $52,057,956)				63,175,435
Other Assets and Liabilities—Net (0.2%)				95,851
Net Assets (100%)				63,271,286
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $10,927,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $12,880,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2024	478	116,405	2,857

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Chevron Corp.	1/31/25	CITNA	31,324	(5.326)	—	(498)
Clorox Co.	8/30/24	BANA	14,687	(5.326)	335	—
Hewlett Packard Enterprise Co.	1/31/25	CITNA	41,283	(5.327)	—	—
International Business Machines Corp.	1/31/25	CITNA	58,771	(5.327)	—	—
Paramount Global Class B	8/30/24	BANA	8,815	(5.326)	—	(127)
					335	(625)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
At January 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $4,982,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of January 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	62,939,765	57,915	—	62,997,680
Temporary Cash Investments	177,755	—	—	177,755
Total	63,117,520	57,915	—	63,175,435

Derivative Financial Instruments
Assets
Futures Contracts[1]	2,857	—	—	2,857
Swap Contracts	—	335	—	335
Total	2,857	335	—	3,192
Liabilities
Swap Contracts	—	625	—	625
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.